Borrowings	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Borrowings
1 5 .	Borrowings

Borrowings consisted of the following:

	As of December 31,
	2020	2021
Current
Short-term borrowings:
Bank loans	127,900	—

Current portion of long-term borrowings	45,000	—

Total current borrowings	172,900	—

Non-Current
Long-term borrowings:
Bank loans	845,000	1,575,106
Other loans	800,000	100,000

Total non-current borrowings	1,645,000	1,675,106

Total borrowings	1,817,900	1,675,106

As of December 31, 2020, the Group had short-term borrowings from three banks of RMB127,900 in aggregate. The effective interest rate of these borrowings is 4.17% to 4.99% per annum. As of December 31, 2021, the Group had no any
short-term borrowings.
In 2019, the Group entered into long-term loan agreements with a bank in the PRC of total principals of RMB150,000, subject to a fixed interest rate of 4.99% per annum, and with a maturity date from January 22, 2020 to November 20, 2022. As of December 31, 2020, the principal amount of RMB45,000 was due within 12 months after the reporting period and presented as current liabilities and the principal amount of RMB45,000 was present as non-current
liabilities. As of December 31, 2021, the principal amount of RMB90,000 was repaid in advance.
In May 2017, Zhaoqing XPeng obtained a facility, specified for financing the
expenditures of the construction of Zhaoqing manufacturing plant, of up to RMB1,600,000 from Zhaoqing High-tech Zone Construction Investment Development Co., Ltd. (“Zhaoqing High-tech Zone”). In December 2020, RMB800,000 out of the RMB1,600,000 borrowings from Zhaoqing High-tech Zone was repaid and concurrently a borrowing equivalent to RMB800,000 was obtained from a bank in the PRC, with a maturity date from December 18, 2020 to December 17, 2028. As of December 31, 2020 and 2021, the effective interest rate of the RMB800,000 loans from Zhaoqing High-tech Zone and the RMB800,000 bank loans wa
s 4.90% and 4.98% per annum, respectively. For the remaining RMB800,000 loans from Zhaoqing High-tech Zone, RMB200,000 will
mature on January 31, 2027 and RMB600,000
will mature on January 31, 2028. Moreover, the Group received subsidies from the local government for interest expenses incurred associated with the borrowings. For the years ended December 31, 2019, 2020 and 2021, upon the acceptance of subsidy application by the local government, the Group recognized the subsidies to reduce the interest expenses capitalized in the construction costs of Zhaoqing manufacturing plant or to reduce the related interest expenses as incurred, if any. As of December 31, 2021, the principal amount of
RMB700,000
loans due to Zhaoqing High-tech Zone and
RMB8,000
of the bank loans had been repaid before the original due date.
In July 2021, Guangzhou Xiaopeng New Energy Automobile Co., Ltd. obtained a facility, specified for financing the expenditures of the construction of Guangzhou manufacturing plant, of up to
RMB1,120,000 from a bank in the PRC. As of December 31, 2021, RMB408,446 had been drawn from the bank with an effective interest rate of
5.42%

per annum. For the year ended December 31, 2021, the Group recognized the subsidies to reduce the interest expenses capitalized in the construction costs of Guangzhou manufacturing plant, upon the acceptance of subsidy application by the local government, if any.
In September 2021, Xiaopeng Automobile Central China (Wuhan) Co., Ltd. obtained a facility, specified for financing the expenditures of the construction of Wuhan manufacturing plant, of up to
RMB3,000,000
from a syndicate of banks in the PRC. As of December 31, 2021,
RMB374,660
had been drawn from the banks with an effective interest rate of
 4.65%

per annum. For the year ended December 31, 2021, the Group recognized the subsidies to reduce the interest expenses capitalized in the construction costs of Wuhan manufacturing plant, upon the acceptance of subsidy application by the local government, if any.
Certain of the Group’s banking facilities are subject to the fulfillment of certain financial covenants, includng the current ratio and liabilities to assets ratio tests, which are commonly found in lending arrangements with financial institutions. If the Group were to breach the covenants, the drawn down facilities would become payable on demand. The Group regularly monitors its compliance with these covenants. As of December 31, 2020 and 2021, none of the covenants relating to drawn down facilities had been breached.
The carrying value of the borrowings approximates its fair value as of December 31, 2020 and 2021. The interest rates under the loan agreements with the banks were determined based on the prevailing interest rates in the market. The Group classifies the valuation techniques that use these inputs as Level II.